Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting and present the net assets available for benefits to participants in the Plan and changes in net assets available for benefits. Investments are reported at fair value, including the investment in the common collective trust which is valued using net asset value (NAV) as a practical expedient. Benefits are recorded when paid.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (US GAAP) requires the Plan’s management to make informed estimates and assumptions and use judgments that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s interest in the common collective trust fund is valued at net asset value (NAV) as a practical expedient. This practical expedient would not be used if it is determined to be probable that the investment would sell the investment for an amount different from the reported NAV.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investment purchased and sold as well as held during the year.

Notes Receivable From Participants
Notes receivable from participants represent participant loans and are measured at their outstanding principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions on the basis of the terms of the Plan.